Equity Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2018
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during the nine-month periods ended September 30, 2018 and 2017 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2016	652,700	$1.67
Outstanding at September 30, 2017	652,700	$1.67

Outstanding at December 31, 2017	377,600	$1.60
Granted	1,260,000	1.035
Vested	(420,024)	1.035
Forfeited	(45,998)	1.24
Outstanding at September 30, 2018	1,171,578	$1.21